Intangible Assets (Details) - Schedule of amortization on intangible assets - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Amortization On Intangible Assets Abstract
Selling and marketing expenses	$ 425,720	$ 574,913	$ 915,944
General and administrative expenses	22,914	23,144	203,336
Research and development expenses	1,238,984	1,762,952	1,778,695
Total	$ 1,687,618	$ 2,361,009	$ 2,897,975